Deposits	9 Months Ended
Jul. 31, 2020
Text block [abstract]
Deposits

Note 6 Deposits

	As at
	July 31, 2020				October 31, 2019
(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$174,116	$59,138	$103,942	$337,196	$143,958	$49,806	$100,968	$294,732
Business and government	303,596	15,178	321,510	640,284	253,113	13,867	298,502	565,482
Bank	11,658	1,054	26,966	39,678	8,363	920	16,508	25,791
	$489,370	$75,370	$452,418	$1,017,158	$405,434	$64,593	$415,978	$886,005
Non-interest-bearing (4)
Canada	$116,310	$7,211	$279	$123,800	$93,163	5,692	137	$98,992
United States	40,280	–	–	40,280	34,632	–	–	34,632
Europe (5)	607	–	–	607	760	–	–	760
Other International	7,295	–	–	7,295	5,225	5	–	5,230
Interest-bearing (4)
Canada	275,523	18,190	342,387	636,100	228,386	15,306	333,118	576,810
United States	6,835	49,208	54,815	110,858	4,704	39,626	41,776	86,106
Europe (5)	34,983	761	40,238	75,982	33,073	825	30,090	63,988
Other International	7,537	–	14,699	22,236	5,491	3,139	10,857	19,487
	$489,370	$75,370	$452,418	$1,017,158	$405,434	$64,593	$415,978	$886,005

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which includes both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)	The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at July 31, 2020, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $363

b
illion
, $33

b
illion
, $54
b
illion
and $36

b
illion
, respectively (October 31, 2019 – $321 billion, $23 billion, $45 billion and $31 billion, respectively).
(5)	Europe includes the United Kingdom, Luxembourg, the Channel Islands, France and Italy.

Contractual maturities of term deposits

	As at
(Millions of Canadian dollars)	July 31 2020	October 31 2019
Within 1 year:
less than 3 months	$148,622	$94,585
3 to 6 months	45,552	62,814
6 to 12 months	97,289	92,507
1 to 2 years	36,443	50,055
2 to 3 years	28,956	31,852
3 to 4 years	35,142	31,373
4 to 5 years	24,658	21,130
Over 5 years	35,756	31,662
	$452,418	$415,978
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	$415,000	$379,000